Average Annual Total Returns	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Bloomberg Barclays U.S. Aggregate Bond Index Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund MSCI ACWI Index Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index One Year		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Five Years		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Blended Index Life of Fund		Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund MSCI ACWI Index Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C Inception Date	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I One Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Five Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Life of Fund	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I Inception Date	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index One Year	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund MSCI Golden Dragon Index Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I One Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Five Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Ten Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I Inception Date	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund MSCI World Health Care Index Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund S&P 500® Index Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I Ten Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R One Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Five Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R Ten Years
Total	8.72%	3.05%	2.95%	26.60%	8.40%	11.09%	15.83%	[1]	5.36%	[1]	6.33%	[1]	6.04%	3.51%	5.59%	Sep. 30, 2011	5.11%	3.03%	5.19%	4.42%	2.78%	4.56%	10.63%	3.96%	5.54%	Sep. 30, 2011	12.82%	5.00%	6.61%	26.60%	8.40%	8.86%	18.16%	6.46%	8.04%	Oct. 12, 2010	16.19%	5.34%	7.36%	12.68%	5.07%	6.64%	23.45%	6.92%	7.92%	Oct. 12, 2010	25.67%	7.99%	9.00%	Oct. 12, 2010	23.78%	8.15%	6.72%	16.15%	8.58%	5.89%	15.54%	7.34%	4.95%	10.42%	6.90%	4.76%	21.35%	9.11%	5.78%	23.55%	10.20%	6.83%	Oct. 01, 2009	23.24%	8.49%	12.28%	31.49%	11.69%	13.55%	18.78%	6.17%	12.81%	17.52%	4.54%	10.54%	12.35%	4.56%	10.10%	23.90%	6.62%	12.63%	26.28%	7.69%	13.75%	25.64%	7.17%	13.20%

[1]	The blended index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly.